Prepayments, other receivables and other assets - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Credit loss provision on other receivables	¥ 3.9	¥ 1.2	¥ 20.1
Other Receivables [Member]
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	16.5	6.3
12-month expected credit losses [member] | Other Receivables [Member]
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	¥ 121.7	¥ 24.0